RELATED AND INTERESTED PARTIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
revenues	$ 32,638	$ 24,168
trade receivable balances	7,032		$ 4,111
Clinic A [Member]
IfrsStatementLineItems [Line Items]
revenues	70
trade receivable balances	135
Clinic B [Member]
IfrsStatementLineItems [Line Items]
revenues	$ 140